Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (1) (3)	Compensation Actually Paid to PEO (1) (2) (5)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (2)(4)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (7)	Net Income (Loss) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$5,765,258	$3,106,836	$2,039,812	$1,268,861	$280.56	$2,700,000
2024	$2,157,414	$4,876,184	$1,009,355	$2,000,353	$334.44	$(26,386,000)
2023	$2,520,314	$2,154,023	$1,109,506	$952,501	$115.56	$(47,678,000)

Named Executive Officers, Footnote	For each of the three years presented in the above table, Gerard Michel was our Principal Executive Officer (“PEO”). Our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were (i) Vojislav Vukovic and Martha Rook in 2025 and 2024 and (ii) John Purpura, M.S. and Kevin Muir in 2023.
PEO Total Compensation Amount	$ 5,765,258	$ 2,157,414	$ 2,520,314
PEO Actually Paid Compensation Amount	$ 3,106,836	4,876,184	2,154,023
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”) to our PEO has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to our PEO during 2025. The dollar amounts reported in column (c) for 2025 represent total compensation as reflected in the above Summary Compensation Table for 2025, adjusted as follows:

PEO
2025
Summary Compensation Table Totals for PEO	$5,765,258
Additions (Subtractions) for Equity Awards
Stock and Option Award Values Reported in the Summary Compensation Table for the Covered Year	(4,774,551)
Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	1,575,973
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(329,255)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	957,410
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	(87,999)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to PEO	$3,106,836

Non-PEO NEO Average Total Compensation Amount	$ 2,039,812	1,009,355	1,109,506
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,268,861	2,000,353	952,501
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the Compensation Actually Paid, using the same methodology described above in Note 5:

Non-PEO NEOs (Average)
2025
Summary Compensation Table Totals for Non-PEO NEOs	$2,039,812
Additions (Subtractions) for Equity Awards
Stock and Option Award Values Reported in the Summary Compensation Table for the Covered Year	(1,383,396)
Average Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	456,633
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(128,448)
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	277,396
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	6,864
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to Non-PEO NEOs	$1,268,861

Compensation Actually Paid vs. Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
l

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
	We commercially launched the HEPZATO KIT in January 2024 and prior to that we incurred expenses related to completing the FOCUS clinical trial and preparing for commercialization of the HEPZATO KIT. We have incurred net losses every year prior to 2025. Consequently, we have not looked to our net loss as a performance measure for our executive compensation program. Moreover, we do not believe there is any meaningful relationship between our net loss and Compensation Actually Paid to our named executive officers during the periods presented.
Total Shareholder Return Amount	$ 280.56	334.44	115.56
Net Income (Loss)	$ 2,700,000	$ (26,386,000)	$ (47,678,000)
PEO Name	Gerard Michel	Gerard Michel	Gerard Michel
Additional 402(v) Disclosure	We are a smaller reporting company pursuant to Rule 405 of the Securities Act and as such, we are only required to include information for the past three fiscal years in the table. The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in the proxy statements for the applicable years.
(4)The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in the proxy statements for the applicable years.
	Cumulative Total Shareholder Return (“TSR”) represents the return on a fixed investment of $100 in our Common Stock for the period beginning on the last trading day of 2022 through the last trading day of the applicable fiscal year.The dollar amounts reported in this column represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,774,551)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,575,973
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,255)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	957,410
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,999)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,383,396)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	456,633
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,448)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,396
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,864
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0